Note 13 - Operating Lease Right-of-use Assets and Liabilities	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Lessee, Operating Leases [Text Block]

13. Operating lease Right-of-Use Assets and Liabilities:

During the six-month period ended June 30, 2023 the Company chartered-in 53 third-party vessels though its CBI dry bulk operating platform. The carrying value of the operating lease liabilities and corresponding right-of-use assets recognized in connection with the time charter-in vessel arrangements as of June 30, 2023 amounted to $301,801. To determine the operating lease liability at each lease commencement, the Company used incremental borrowing rates since the rates implicit in each lease were not readily determinable. For the operating charter-in arrangements that have commenced during the six-month period ended June 30, 2023, the Company used incremental borrowing rates ranging between 5.20% and 7.07% and the respective weighted average remaining lease term as of June 30, 2023 was 2.50 years. The payments required to be made after June 30, 2023, for the outstanding operating lease liabilities of the time charter-in vessel agreements with an initial term exceeding 12 months, recognized on the balance sheet, are as follows:

12-month period ending June 30,	Amount
2024	$172,528
2025	75,054
2026	57,090
2027	20,715
Total	$325,387
Discount based on incremental borrowing rate	(23,586)
Operating lease liabilities, including current portion	$301,801